STRUCTURED ENTITIES (Details) - Narrative - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Loans and advances to customers	£ 498,843	£ 494,988
Asset-backed debt instruments held	27,401	24,330
Assets and liabilities held in consolidated collective investment vehicles	57,430	68,724
Assets and liabilities held in unconsolidated collective investment vehicles	55,235	38,177
Total asset value of unconsolidated structured entities	2,473,000	2,363,000
Cancara
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	2,490	3,735
Loans and advances to customers	1,695	3,670
Asset-backed debt instruments held	£ 795	£ 65